Short-Term Debt - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Nov. 30, 2015	Apr. 02, 2015
Short Term Debt (Textual) [Abstract]
Cash equivalent maturity description	less than one year
Unsecured revolving promissory note and line of credit agreement terminated			$ 400
Maximum borrowing capacity of short term debt	$ 350
Revolving Credit Facility [Member]
Short Term Debt (Textual) [Abstract]
Maximum borrowing capacity of short term debt		$ 600		$ 750
Outstanding amounts	$ 0	0
Line of credit facility, expiry date	Apr. 02, 2020
Custodial Bank [Member]
Short Term Debt (Textual) [Abstract]
Interest rate basis on outstanding principal balances of the line of credit	One-month U.S. LIBOR
Federal Home Loan Bank Borrowings [Member]
Short Term Debt (Textual) [Abstract]
Maximum borrowing capacity of short term debt	$ 250
Eligible collateral for short term borrowings	6,700	8,500
Outstanding amounts	0	0
Federal Home Loan Bank capital stock purchased	$ 10
Line of credit facility, expiry date	Mar. 25, 2016
Amounts outstanding under agreement with Federal Home Loan Bank	$ 0	$ 0